Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 08, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000764859
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2020
Prospectus Date	rr_ProspectusDate	Sep. 08, 2020
Yorktown Treasury Advanced Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Yorktown Treasury Advanced Total Return Fund
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective Current income, capital appreciation, while limiting credit risk to achieve a total return net of inflation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy hold, and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Yorktown Treasury Advanced Total Return Fund. More information about these and other discounts is available from your financial professional.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, reduce the Fund's performance. This is a new Fund without an operating history, so portfolio turnover information is not yet available. Expected annual turnover may be well over 100% of the average value of the portfolio on an annual basis. Transaction frequency varies but once every two to eight months is a reasonable estimate.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Yorktown Treasury Advanced Total Return Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing under normal conditions in U.S. Treasury securities (bills, notes, and bonds) and other direct obligations of the U.S. Treasury that are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. government. Dividends paid by the Fund that are attributable to interest on such obligations are generally exempt from state and local income tax. The Fund may invest in certain zero coupon securities that are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interest in such U.S. Treasury securities or coupons. The Fund may purchase U.S. Treasury STRIPS ("Separate Trading of Registered Interest and Principal of Securities") that are created when coupon payments and the principal payment are stripped from outstanding Treasury bond by a Federal Reserve bank.

The Fund will implement its principal investment strategy by investing 80%+ of its assets in interest-only and principal-only U.S. Treasury securities. The fund's dollar-weighted average maturity will vary and be managed in a manner to take advantage of market conditions. The Fund will not change this investment policy unless it gives shareholders at least 60 days' advance written notice.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's main risks are listed below in alphabetical order, not in order of importance.

General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Debt Security Risk. The value of the debt securities held by the Fund are affected by rising and declining interest rates. In general, debt securities with longer-term maturities tend to fall more in value when interest rates rise than debt securities with shorter terms. A debt security is also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default, and therefore it may lose value if the issuer is unable to pay interest or repay principal when it is due.

Income Risk. There is a chance that the Fund's income will decline because of falling interest rates. Interest risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

Interest Rate Risk. There is a risk that bond prices will decline due to rising interest rates. Interest rate risk is expected to be low because the Fund invests primarily in short-term bonds whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

Manager Risk. There is a risk that poor security section will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

New Fund Risk. The Fund is new and has limited performance history for investors to review.

Portfolio Turnover Risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Treasury STRIPS Risk. Treasury STRIPS are fixed income securities that are sold at a significant discount to face value and offer no interest payments because they mature at par. These securities are more sensitive to changes in interest rates than coupon-bearing securities with the same maturity date. We expect the Fund will be required to distribute income dividends to shareholders, however, because Treasury STRIPS do not pay interest and are purchased at an "original issue discount," the Fund does not receive cash interest payments on the STRIPS in which it invests. As a result, the Fund may need to liquidate assets, at potentially inopportune times, to satisfy its income dividend distribution requirements.

Zero-Coupon U.S. Treasury Bond Risk. Zero-coupon U.S. Treasury bonds often rise dramatically in price when stock prices fall. Zero-Coupon U.S. Treasury bonds can move up significantly when the Fed cuts rates aggressively and can easily fall significantly if the Fed raises interest rates. Because of their sensitivity to interest rates, Zero-Coupon U.S. Treasury bonds have incredibly high Interest Rate Risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund's website at www.yorktownfunds.com or by calling shareholder services at (888) 933-8274.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns, and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 933-8274
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.yorktownfunds.com
Yorktown Treasury Advanced Total Return Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AATRX
Maximum sales charge (load) imposed on purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account fee (for accounts under $500)	rr_MaximumAccountFee	$ 25
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution/Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)	rr_ExpensesOverAssets	1.08%
Fee Waivers and/or Expense Reimbursements (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses (3)	rr_NetExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	$ 225